General Information / Summary of Significant Accounting Policies - Additional Information (Detail) (EUR €) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		May 30, 2013	Jul. 06, 2012
Significant Accounting Policies [Line Items]
Acquisition date	May 30, 2013
Acquisition percentage					100.00%
Voting rights required for consolidation of subsidiaries	More than half
Cash and cash equivalents maturity period	Three months or less
Short-term investments maturity period	Longer than three months and less than one year
Date of annual goodwill impairment test	End of the third quarter
Date of Annual Infinite-lived other intangibles assets	End of the third quarter
Amount of repurchase commitments
Lease term	75.00%
Present value of minimum lease payments	90.00%
Standard product warranty period in months	12 months
Product warranty on certain optic parts period in months	60 months
Fair value based on quoted share prices			3,977,368
Selling price of shares included in the customer co-investment program			€ 39.91			€ 39.91
The difference between the fair value of share and the subscription price	(20,956)	[1]	123,416	[2]
Tax benefit realized upon settlement	50.00%
Share Premium [Member]
Significant Accounting Policies [Line Items]
Fair value based on quoted share prices			3,968,677
The difference between the fair value of share and the subscription price	€ (20,956)	[1]	€ 123,416	[2]
Software and Software Development Costs [Member]
Significant Accounting Policies [Line Items]
Depreciation method, description	These costs are depreciated on a straight-line basis over the period of related benefit, which ranges primarily from three to five years.
Software and Software Development Costs [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Useful life	3 years
Software and Software Development Costs [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Useful life	5 years

[1]	EUR 21.0 million is recognized to increase equity to the fair value of the shares issued to the Participating Customers in the CCIP. The portion of the NRE funding allocable to the shares is recognized over the NRE Funding Agreements period (2013-2017).
[2]	The difference between the fair value of the shares and the subscription price of the shares issued to the Participating Customers in the CCIP.